Operating Leases	12 Months Ended
Jun. 30, 2012
Operating Leases [Abstract]
Operating leases

Note 14. Operating Leases

The Bank of Greene County has non-cancelable lease commitments for three branch locations.  These leases include obligations for real estate taxes, insurance and maintenance expenses.  Total lease expense was $67,000 and $67,000 for the years ended June 30, 2012 and 2011, respectively.   Minimum non-cancelable lease commitments for future years ending June 30 are as follows:

(In thousands)
Fiscal year end	Annual Lease Payments
2013	$65
2014	69
2015	70
2016	52
2017	41
Thereafter	20
Total payments	$317